Net Loss Per Share Attributable to Common Stockholders - Schedule of Potentially Dilutive Shares (Details) - shares shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	107,588	110,491
Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	87,497	87,497
Stock Options Issued and Outstanding
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	19,484	21,917
A Place For Rover INC
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)			109,148	108,999	104,797
A Place For Rover INC | Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)			87,497	87,489	87,007
A Place For Rover INC | Stock Options Issued and Outstanding
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)			20,574	20,749	17,140
A Place For Rover INC | Outstanding Common stock Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)			1,077	761	650